Segment and Geographic Information	12 Months Ended
Jan. 31, 2022
Segment Reporting [Abstract]
Segment and Geographic Information
16.	Segment and Geographic Information
The Company determines our operating segments based on ASC 280, Segment Reporting. Segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates as one operating segment.
The following table presents revenue by geographic
location:

	Year Ended January 31,
	2022	2021
	($ in thousands)
United States	$24,726	$27,147
International	2,818	2,080

Total	$27,544	$29,227
Substantially all of the Company’s long-lived assets are located in the United States.